8. LOSS PER SHARE - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
8. LOSS PER SHARE

NOTE 8 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	Three months ended September 30, 2014	Three months ended September 30, 2013	Nine months ended September 30, 2014	Nine months ended September 30, 2013

Net Income (Loss)	$(79,507)	$(72,489)	$(237,874)	$(183,802)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	388,475,000	335,000,000	388,475,000	335,000,000